Acquisition	12 Months Ended
Sep. 26, 2015
Acquisition [Abstract]
Acquisition

2. Acquisition

Graphic Flexible Packaging LLC’s Flexible Plastics and Films

In September 2013, the Company acquired Graphic Flexible Packaging LLC’s flexible plastics and films business (“Graphic Plastics”) for a purchase price of $61 million, net of cash acquired. Graphic Plastics is a producer of wraps, films, pouches, and bags for the food, medical, industrial, personal care, and pet food markets. The Graphic Plastics medical and personal care business is operated in the Health, Hygiene & Specialties segment, the food business is operated in the Consumer Packaging segment, and the remaining business is operated in the Engineered Materials segment. To finance the purchase, the Company used existing liquidity. The Graphic Plastics acquisition has been accounted for under the purchase method of accounting, and accordingly, the purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date. The acquired assets and assumed liabilities consisted of working capital of $8 million, property and equipment of $18 million, intangible assets of $25 million, goodwill of $14 million and other long-term liabilities of $4 million.

Qingdao P&B Co., Ltd

In January 2014, the Company acquired the controlling interest (75%) of Qingdao P&B Co., Ltd (“P&B”) for a purchase price of $35 million, net of cash acquired. P&B utilizes thermoform, injection, and automated assembly manufacturing processes to produce products for multiple markets across China as well as globally, most predominately serving the food and personal care markets. P&B is operated in the Health, Hygiene & Specialties segment. To finance the purchase, the Company used existing liquidity. The P&B acquisition has been accounted for under the purchase method of accounting, and accordingly, the purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date. As part of the P&B acquisition, the non-controlling interest holder has a put option, and the Company has a call option on the remaining 25% interest in P&B that becomes effective three years from the date of purchase. Upon execution of the put or call option, the purchase price for the remaining equity interest will be determined based on the fair value at the date of execution. The non-controlling interest of P&B is recorded in Redeemable non-controlling interest and will be carried at fair value with adjustments in the fair value being recorded in Additional paid-in capital. The acquired assets and assumed liabilities consisted of working capital of $9 million, property and equipment of $24 million, intangible assets of $11 million, goodwill of $10 million, other long-term liabilities of $4 million and Redeemable non-controlling interest of $13 million.

Rexam Healthcare Containers and Closures

In June 2014, the Company acquired Rexam’s C&C for a purchase price of $133 million, net of cash acquired.  The C&C business produces bottles, closures and specialty products for pharmaceutical and over-the-counter applications.  Facilities located in the U.S. are operated in the Consumer Packaging segment, and locations outside the U.S. are operated in the Health, Hygiene & Specialties segment.  To finance the purchase, the Company used existing liquidity.  The C&C acquisition has been accounted for under the purchase method of accounting, and accordingly, the purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date.  The acquired assets and assumed liabilities consisted of working capital of $32 million, property and equipment of $85 million, non-current deferred tax asset of $3 million, intangible assets of $9 million, goodwill of $7 million, and other long-term liabilities of $3 million.